UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

1001 Westhaven Blvd.,  Suite 100,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: July 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	July 29, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 98.63%

Aerospace & Defense - 1.48%
20,000	Engility Holdings, Inc. *	$580,800

Agricultural Chemicals - 0.53%
14,000	American Vanguard	$208,320

Air Courier Services - 0.70%
19,000	Air Transport Services Group, Inc. *	275,120

Arrangement of Transportation - 1.18%
18,760	Echo Global Logistics, Inc. *	$464,498

Auto Components - 1.17%
23,900	Fox Factory Holding Corp. *	$458,641

Banks - 6.77%
111,760	Community Banker Trust Corporation *	582,270
21,510	Customers Bancorp, Inc. *	553,667
55,810	Green Bancorp, Inc. *	545,822
19,000	Hanmi Financial Corporation	465,880
29,580	Triumph Bancorp, Inc. *	516,763
		2,664,401
Biological Products - 0.79%
38,400	Teligent, Inc. *	$311,808

Biotechnology - 1.88%
10,936	BioSpecifics Technologies Corp. *	442,908
50,860	Progenics Pharmaceuticals, Inc. *	297,531
		740,439
Building Products - 3.44%
12,260	Apogee Enterprises, Inc.	573,155
43,280	PGT, Inc. *	519,360
5,400	Trex Co., Inc.	261,900
		1,354,415
Chemical & Allied Products - 1.47%
21,000	KMG Chemicals, Inc.	$577,290

Commercial Services & Supplies - 0.77%
12,000	Knoll, Inc.	$303,000

Communications Equipment - 0.71%
19,670	CalAmp Corp. *	279,314

Computer Peripheral Equipment - 0.69%
36,000	Mitek Systems, Inc. *	271,800

Concrete Products, Except Blocks - 0.79%
4,800	US Concrete, Inc. *	309,600

Construction Materials - 0.81%
14,400	Summit Materials, Inc. *	318,816

Diversified Telecommunication - 0.86%
24,560	8x8, Inc. *	337,700

Electrical Equipment - 0.81%
29,220	Lsi Industries, Inc.	320,251

Fire, Marine & Casualty Insurance - 2.03%
20,300	National General Holdings Corp.	418,789
24,000	United Insurance Holding Corp.	380,640
		799,429
Health Care Equipment & Supplies - 4.96%
4,500	Inogen, Inc. *	241,830
17,809	Invuity, Inc. *	183,433
32,620	Lemaitre Vascular, Inc.	561,064
20,210	SurModics Inc. *	554,360
9,000	Vascular Solutions, Inc. *	412,830
		1,953,517
Health Care Providers & Services - 3.04%
21,130	BioTelemetry, Inc. *	401,893
23,453	Civitas Solutions, Inc. *	502,598
4,910	Us Physical Therapy, Inc.	292,734
		1,197,225
Hotels Restaurants & Leisure - 1.56%
18,023	Kona Grill, Inc. *	225,288
24,300	Ruth's Hospitality Group, Inc.	388,071
		613,359
Household Audio & Video Equipment - 0.59%
3,000	Universal Electronic *	232,020

IT Services - 0.58%
26,730	Datalink Corp. *	229,343

Infrastructure Software - 1.41%
39,550	Rapid7, Inc. *	552,909

Insurance - 0.34%
2,300	Amerisafe, Inc.	134,619

Internet Software & Services - 4.13%
66,890	IntraLinks Holdings, Inc. *	465,554
26,360	Perficient, Inc. *	585,719
22,760	Reis, Inc.	575,373
		1,626,646
Leather & Leather Products - 0.82%
22,200	Vera Bradley, Inc. *	323,232

Life Sciences Tools & Services - 4.36%
5,500	Cambrex Corporation *	288,255
6,000	ICON Public Limited Company *	466,020
58,520	Neogenomics, Inc. *	510,294
118,366	pSivida Corp. *	452,158
		1,716,728
Loan Brokers - 0.90%
3,500	LendingTree, Inc. *	353,430

Lumber & Wood Products (No Furniture) - 0.74%
9,200	Koppers Holdings, Inc. *	290,904

Media - 0.83%
58,400	Xcel Brands, Inc. *	324,704

Millwood, Veneer, Plywood, & Structural Wood Members - 0.60%
3,200	American Woodmark Corp. *	237,536

Nonferrous Foundries (Castings) - 0.35%
2,300	Matthews Intl Corp-Class A	138,253

Pharmaceutical Preparations - 2.91%
10,100	Akorn, Inc. *	345,723
43,347	Dipexium Pharmaceuticals, Inc. *	452,543
18,000	Horizon Pharma, Inc. *	347,220
		1,145,486
Photographic Equipment & Supplies - 0.56%
7,000	IMAX Corporation *	221,130

Plastic Material, Synth Resin - 1.14%
7,500	Chemtura Corporation *	210,675
3,500	Rogers Corporation *	239,540
		450,215
Retail-Eating Places - 1.10%
7,750	Sonic Corp.	208,553
20,000	Denny's Corp. *	223,200
		431,753
Retail-Home Furniture, Furnishings - 0.32%
7,431	Tile Shop Holdings, Inc. *	126,699

Retail-Miscellaneous Shopping Goods Stores - 0.95%
36,887	Sportsman's Warehouse Holdings, Inc. *	375,510

Road & Rail - 3.04%
18,530	Marten Transport Ltd.	401,175
49,577	Providence & Worcester Railroad Co.	793,232
		1,194,407
Semiconductors & Related Devices - 5.99%
31,500	Chipmos Technologies Bermuda	546,840
12,900	Inphi Corporation *	453,822
25,500	MaxLinear, Inc. *	556,155
8,100	Mellanox Tech. LTD *	357,858
35,170	NeoPhotonics Corporation *	441,384
		2,356,059
Semiconductors & Semiconductor - 6.86%
7,100	Ambarella, Inc. *	411,658
8,800	Cabot Microelecronics Corp. *	463,056
10,000	Integrated Devices Technology *	219,900
20,000	Kulicke & Soffa Industries *	251,200
57,510	Nova Measuring Instruments Ltd. *	648,138
3,490	Silicon Motion Technology Corp.	180,433
20,000	Tower Semiconductor Ltd. *	269,600
40,000	Ultra Clean Holdings, Inc. *	255,600
		2,699,585
Services-Commercial Physical & Biological Research - 1.01%
8,600	PRA Health Science, Inc. *	398,868

Services-Computer Intergrated System Design - 0.54%
16,670	NCI, Inc.	211,542

Services-Computer Processing & Data Preperation- 2.47%
39,990	Five9, Inc. *	504,274
10,000	Gigamon, Inc. *	467,200
		971,474
Services-Computer Programming - 1.62%
38,590	Pdf Solutions, Inc. *	636,735

Services-Help Supply Services - 2.68%
11,500	AMN Healthcare Services, Inc. *	486,450
38,980	Cross Country Healthcare, Inc. *	569,888
		1,056,338
Services-Hospitals - 0.89%
7,900	Adeptus Health, Inc. *	352,103

Services-Miscellaneous Business - 1.28%
15,617	NV5 Global, Inc. *	502,399

Services-Personal Services - 0.53%
17,600	Weight Watchers, Inc.	209,968

Services-Prepackaged Software - 1.72%
12,000	CyberArk Software, Ltd. *	676,680

Specialty Retail - 1.28%
25,000	Marinemax, Inc. *	505,000

Sporting & Athletic Goods, NEC - 1.35%
28,260	Nautilus Inc. *	532,418

Surgical & Medical Instruments - 1.35%
9,000	Hill-Rom Holdings, Inc.	480,870
5,000	Invuity, Inc.	50,000
		530,870
Telephone & Telegraph Apparatus - 0.86%
17,000	Clearfield, Inc. *	340,170

Textiles, Apparel & Luxury Goods - 1.59%
77,000	Sequential Brands Group, Inc. *	626,010

Thrifts & Mortgage Finance - 2.58%
88,570	Atlantic Coast Financial Corporation *	531,420
28,700	Bofi Holding, Inc. *	482,734
		1,014,154
Trucking (No Local) - 0.81%
11,000	Saia, Inc. *	317,790

Wholesale-Chemicals & Allied Products - 0.60%
9,200	Aceto Corp.	236,532

Women's, Misses', and Juniors Outerwear - 0.49%
8,800	Kate Spade & Co. *	190,872

TOTAL FOR COMMON STOCKS (Cost $34,438,416) - 98.63%		38,810,831

Warrants - 0.00%

Service-Medical Laboratories - 0.00%
50,000	Cancer Genetics, Inc. Warrant	0

TOTAL FOR Warrants (Cost $0) - 0.00%		0

Short Term Investments- 1.53%

Cash @ US Bank - 1.53%
603,400	Cash @ US Bank	603,400

TOTAL FOR Short Term Investments (Cost $603,400) - 1.53%		603,400

TOTAL INVESTMENTS (Cost $35,041,816) *** - 100.16%		$ 39,414,231

OTHER ASSETS LESS LIABILITIES - 0.16%		(64,046)

NET ASSETS - 100.00%		$ 39,350,185

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at July 29, 2016.

*** At July 29, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $35,041,816 amounted to $4,322.414, which consisted of aggregate gross unrealized appreciation of $6,242,886 and aggregate gross unrealized depreciation of $1,920,472.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At July 29, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $35,041,816 amounted to $4,322,414, which consisted of aggregate gross unrealized appreciation of $6,242,866 and aggregate gross unrealized depreciation of $1,920,472.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 29, 2016:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 29, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$38,810,831	$0	$0	$38,810,831
Warrant	$0	$0	$0	$0
Short Term Investments	$603,400	$0	0.000%	$603,400
Total	$38,810,831	$0	$0	$39,414,231

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date September 28, 2016